Investments - Fair Value of Investments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fixed maturity securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 3,271.4	$ 2,160.8
Unrealized gains	22.4	0.0
Unrealized losses	(48.9)	(109.9)
Fair Value	3,244.9	2,050.9
Fixed maturity securities | U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	692.4	643.1
Unrealized gains	4.1	0.0
Unrealized losses	(9.8)	(27.3)
Fair Value	686.7	615.8
Fixed maturity securities | Agencies
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	16.2	17.5
Unrealized gains	0.1	0.0
Unrealized losses	(0.1)	(0.4)
Fair Value	16.2	17.1
Fixed maturity securities | Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	77.6	115.2
Unrealized gains	0.2	0.0
Unrealized losses	(1.8)	(4.3)
Fair Value	76.0	110.9
Fixed maturity securities | Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,798.4	1,078.9
Unrealized gains	14.7	0.0
Unrealized losses	(25.8)	(58.6)
Fair Value	1,787.3	1,020.3
Fixed maturity securities | Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	192.0	41.4
Unrealized gains	2.0	0.0
Unrealized losses	(5.8)	(6.5)
Fair Value	188.2	34.9
Fixed maturity securities | Commercial mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	53.1	55.2
Unrealized gains	0.0	0.0
Unrealized losses	(2.0)	(3.6)
Fair Value	51.1	51.6
Fixed maturity securities | Other asset backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	441.7	209.5
Unrealized gains	1.3	0.0
Unrealized losses	(3.6)	(9.2)
Fair Value	439.4	200.3
Short-Term Investments
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	49.0	257.0
Unrealized gains	0.0	0.1
Unrealized losses	0.0	(0.1)
Fair Value	49.0	257.0
Short-Term Investments | U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	49.0	228.4
Unrealized gains	0.0	0.1
Unrealized losses	0.0	0.0
Fair Value	$ 49.0	228.5
Short-Term Investments | Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		23.2
Unrealized gains		0.0
Unrealized losses		(0.1)
Fair Value		23.1
Short-Term Investments | Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		5.4
Unrealized gains		0.0
Unrealized losses		0.0
Fair Value		$ 5.4